UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Time charter and voyage revenues	$ 280,661	$ 152,009	$ 517,278	$ 217,072
Time charter and voyage expenses	(21,718)	(5,869)	(38,861)	(8,364)
Direct vessel expenses	(12,920)	(3,989)	(24,113)	(7,143)
Vessel operating expenses (entirely through related parties transactions)	(73,989)	(41,771)	(147,161)	(64,733)
General and administrative expenses	(14,170)	(10,319)	(28,086)	(15,226)
Depreciation and amortization of intangible assets	(41,684)	(22,120)	(84,550)	(35,207)
Amortization of unfavorable lease terms	17,587	42,026	39,426	42,026
Loss on sale of vessels	0	0	0	(511)
Interest expense and finance cost, net	(14,522)	(7,334)	(27,749)	(13,178)
Interest income	22	744	24	859
Other expense, net	(1,107)	(3,464)	(2,383)	(3,895)
Equity in net earnings of affiliated companies	0	0	0	80,839
Bargain gain	0	0	0	44,053
Net income attributable to Navios Partners' unitholders	118,160	99,913	203,825	236,592
Net income attributable to Navios Partners' unitholders
Common Unitholders	115,797	97,914	199,749	231,860
General Partner	$ 2,363	$ 1,999	$ 4,076	$ 4,732
Earnings per unit:
Earnings per common unit, basic	$ 3.84	$ 4.32	$ 6.62	$ 13.61
Earnings per common unit, diluted	$ 3.83	$ 4.31	$ 6.61	$ 13.54